Property and equipment, net - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,745,614	$ 2,595,062
Less: Accumulated depreciation	(2,148,662)	(1,628,553)
Less: Impairment	(482,430)
Property and equipment, net	114,522	966,509
Depreciation	485,490	580,322	$ 559,063
Impairment loss recognized	476,762	0	$ 0
Warehouse Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,163,635	1,046,300
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	909,817	891,970
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 672,162	$ 656,792